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                                                          File Number 2-53205
                                                                     811-1497

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No.  40
                                      ----

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 35
                                      ----

Separate Account VA-A of Allmerica Financial Life Insurance and Annuity Company
-------------------------------------------------------------------------------
                              (Exact Name of Trust)


             Allmerica Financial Life Insurance and Annuity Company
             ------------------------------------------------------
                               (Name of Depositor)


                               440 Lincoln Street
                          Worcester Massachusetts 01653
                          -----------------------------
          (Complete address of depositor's principal executive offices)

                                 (508) 855-1000
               (Registrant's telephone number including area code)

                   Abigail M. Armstrong, Secretary and Counsel
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester MA 01653
                (Name and complete address of agent for service)


             It is proposed that this filing will become effective:


                 immediately upon filing pursuant to paragraph (b)
             ---
              X  on January 31, 1997 pursuant to paragraph (b)
             ---
                 60 days after filing pursuant to paragraph (a) (1)
             ---
                 on (date) pursuant to paragraph (a) (1)
             ---
                 on (date) pursuant to paragraph (a) (2) of Rule 485
             ---

                            VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant has registered an indefinite amount of its securities under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1996 will be filed on or before February 28, 1997.

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Post-effective Amendment No. 40 under the Securities Act of 1933 is being filed for the sole purpose of adding the "Reasonableness" Representation in this Registration Statement under the Investment Company Act of 1940. The undertaking is included as Part C, Item 32(e) on Form N-4. The Registrant hereby incorporates by reference the Prospectus, Statement of Additional Information, Part C and other pertinent information previously filed on April 26, 1996 in Post-effective Amendment No. 39 under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940.


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                              PART C. OTHER INFORMATION


Item 32.  UNDERTAKINGS.



(e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.



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                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts on the 15th day of January 1997.


                                        Allmerica Financial Life Insurance and
                                        Annuity Company
                                        Separate Account VA-A
                                        (Registrant)
                                        By: /s/ Abigail M. Armstrong
                                            -----------------------------
                                            Abigail M. Armstrong, Secretary


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signature                         Title                             Date
---------                         -----                             ----

/s/John F. O'Brien       Director and Chairman of the Board
-----------------------
John F. O'Brien

/s/Bruce C. Anderson     Director
-----------------------
Bruce C. Anderson

/s/John P. Kavanaugh     Director
-----------------------
John P. Kavanaugh

/s/ John F. Kelly        Director                              January 15, 1997
-----------------------
John F. Kelly

/s/J. Barry May          Director
-----------------------
J. Barry May


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/s/James R. McAuliffe    Director
-----------------------
James R. McAuliffe

/s/Edward J. Parry, III  Director, Vice President
-----------------------  Treasurer and Chief Financial Officer
Edward J. Parry, III

/s/Richard M. Reilly     Director, President and
-----------------------  Chief Executive Officer
Richard M. Reilly

/s/Larry C. Renfro       Director
-----------------------
Larry C. Renfro

/s/Eric A. Simonsen      Director
-----------------------
Eric A. Simonsen

/s/Phillip E. Soule      Director
-----------------------
Phillip E. Soule



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                                    EXHIBIT TABLE

Exhibit 10- Consent of Independent Accountants